Summary of Equity Compensation Plans (Detail) (Equity compensation plans not approved by security holders, USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014
Equity compensation plans not approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	4,892
Weighted-average exercise price of outstanding options, warrants and rights	$ 23.83
Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))	9,879	[1]

[1]	Shares available for future grants under the Total System Services Inc. 2007 Omnibus Plan and 2012 Omnibus Plan, which could be in the form of options, nonvested awards and performance shares